Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	true
Amendment Description	EXPLANATORY NOTEXiao-I Corporation is filing this Amendment No. 1 to its Annual Report on Form 20-F for the fiscal year ended December 31, 2025, originally filed with the Securities and Exchange Commission on May 15, 2026, to update and supplement certain disclosures, correct certain exhibit-related matters, and file additional exhibits. This Amendment No. 1 amends and restates the Annual Report in its entirety. This Amendment No. 1 does not amend or restate the Company’s audited consolidated financial statements included in the Annual Report.Except as described above, this Amendment No. 1 does not modify or update disclosures to reflect events occurring after the original filing date, except to the extent expressly set forth herein.
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	XIAO-I CORPORATION
Entity Central Index Key	0001935172
Entity File Number	001-41631
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Room 501, No. 363
Entity Address, Address Line Two	Lane 1555 Jinshajiang West
Entity Address, Address Line Three	Jiading District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201803
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing sixty Ordinary Shares, par value $0.00005 per share
Trading Symbol	AIXI
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	55,235,284
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Mingqu Lin
Entity Address, Address Line One	Room 501, No. 363
Entity Address, Address Line Two	Lane 1555 Jinshajiang West
Entity Address, Address Line Three	Jiading District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201803
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	021-64435203